MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 717	$ 1,096
Unrealized losses	0	0
Unrealized gains	173	145
Market value	890	1,241
Equity Funds [Member]
Amortized Cost	118	118
Unrealized losses	0	0
Unrealized gains	108	50
Market value	226	168
Government Bonds [Member]
Amortized Cost	407	407
Unrealized losses	0	0
Unrealized gains	20	28
Market value	427	435
Commercial Bonds [Member]
Amortized Cost	192	571
Unrealized losses	0	0
Unrealized gains	45	67
Market value	$ 237	$ 638